Financial Risk Management - Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period (Details) - Dec. 31, 2024	CAD ($)	USD ($)
Disclosure of detailed information about financial instruments [abstract]
Cash at bank	$ 937,486	$ 2,351,324
Trade receivables		1,507,778
Trade payables	$ 3,623	$ 50,778